Share Capital and Share Premium - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2020	Dec. 31, 2021	May 13, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				20,809,850
Price per share				$ 0.0001
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		$ 450,085
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	17,231,150
Price per share	$ 20.00	$ 0.0001	$ 0.0001
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs	$ 323,400
Issuance costs	$ 21,200